Annual Total Returns- Vanguard New York Municipal Money Market Fund (Retail) [BarChart] - Retail - Vanguard New York Municipal Money Market Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.05%	0.03%	0.01%	0.01%	0.01%	0.30%	0.71%	1.29%	1.35%	0.46%